EXHIBIT 99.1

MONTHLY SERVICER'S CERTIFICATE

CARMAX BUSINESS SERVICES, LLC

CARMAX AUTO OWNER TRUST

SERIES 2010-3

Collection Period	9/01/11-9/30/11
Determination Date	10/10/2011
Distribution Date	10/17/2011

Pool Balance

1.	Pool Balance on the close of the last day of the preceding Collection Period				$464,208,157.01
2.	Collections allocable to Principal				$15,562,613.73
3.	Purchase Amount allocable to Principal				$0.00
4.	Defaulted Receivables				$713,596.53

5.	Pool Balance on the close of the last day of the related Collection Period				$447,931,946.75
	(Ln1 - Ln2 - Ln3 - Ln4)

6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period				34,793

7.	Initial Pool Balance				$650,000,011.40

			Beginning		End
8.	Note Balances		of Period		of Period
	a.	Class A-1 Note Balance	$0.00		$0.00
	b.	Class A-2 Note Balance	$139,245,034.65		$123,212,967.55
	c.	Class A-3 Note Balance	$167,000,000.00		$167,000,000.00
	d.	Class A-4 Note Balance	$108,750,000.00		$108,750,000.00
	e.	Class B Note Balance	$16,900,000.00		$16,900,000.00
	f.	Class C Note Balance	$17,225,000.00		$17,225,000.00
	g.	Class D Note Balance	$8,125,000.00		$8,125,000.00

	h.	Note Balance (sum a - g)	$457,245,034.65		$441,212,967.55

9.	Pool Factors
	a.	Class A-1 Note Pool Factor	0.0000000		0.0000000
	b.	Class A-2 Note Pool Factor	0.6893319		0.6099652
	c.	Class A-3 Note Pool Factor	1.0000000		1.0000000
	d.	Class A-4 Note Pool Factor	1.0000000		1.0000000
	e.	Class B Note Pool Factor	1.0000000		1.0000000
	f.	Class C Note Pool Factor	1.0000000		1.0000000
	g.	Class D Note Pool Factor	1.0000000		1.0000000

	h.	Note Pool Factor	0.7034539		0.6787892

10.	Overcollateralization Target Amount				$6,718,979.20
11.	Current overcollateralization amount (Pool Balance - Note Balance)				$6,718,979.20
12.	Weighted Average Coupon			%	9.00%
13.	Weighted Average Original Term			months	65.28
14.	Weighted Average Remaining Term			months	49.30

Collections

15.	Finance Charges:
	a.	Collections allocable to Finance Charge			$3,664,931.68
	b.	Liquidation Proceeds allocable to Finance Charge			$318.72
	c.	Purchase Amount allocable to Finance Charge			$0.00

	d.	Available Finance Charge Collections (sum a - c)			$3,665,250.40

16.	Principal:
	a.	Collections allocable to Principal			$15,562,613.73
	b.	Liquidation Proceeds allocable to Principal			$416,806.45
	c.	Purchase Amount allocable to Principal			$0.00

	d.	Available Principal Collections (sum a - c)			$15,979,420.18

17.	Total Finance Charge and Principal Collections (15d+16d)		$	19,644,670.58
18.	Interest Income from Collection Account		$	616.94
19.	Simple Interest Advances		$	0.00

20.	Available Collections (Ln 17 + 18 + 19)		$	19,645,287.52

Available Funds

21.	Available Collections		$	19,645,287.52
22.	Reserve Account Draw Amount		$	0.00

23.	Available Funds		$	19,645,287.52

Application of Available Funds

24.	Servicing Fee
	a.	Monthly Servicing Fee	$	386,840.13
	b.	Amount Unpaid from Prior Months	$	0.00
	c.	Amount Paid	$	386,840.13

	d.	Shortfall Amount (a + b - c)	$	0.00

25.	Unreimbursed Servicer Advances		$	0.00

26.	Backup Servicing Fees and Unpaid Transition Expenses
	a.	Monthly Servicing Fee	$	2,901.30
	b.	Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000)	$	0.00
	c.	Other Unpaid Backup Servicing Fees	$	0.00
	d.	Amount Paid	$	2,901.30

	e.	Shortfall Amount (a + b + c - d)	$	0.00

27.	Class A Noteholder Interest Amounts
	a.	Class A-1 Monthly Interest	$	0.00
	b.	Additional Note Interest related to Class A-1 Monthly Interest	$	0.00
	c.	Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$	0.00

	d.	Total Class A-1 Note Interest (sum a - c)	$	0.00

	e.	Class A-2 Monthly Interest	$	87,028.15
	f.	Additional Note Interest related to Class A-2 Monthly Interest	$	0.00
	g.	Interest Due on Additional Note Interest related to Class A-2a Monthly Interest	$	0.00

	h.	Total Class A-2 Note Interest (sum e - g)	$	87,028.15

	i.	Class A-3 Monthly Interest	$	137,775.00
	j.	Additional Note Interest related to Class A-3 Monthly Interest	$	0.00
	k.	Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$	0.00

	l.	Total Class A-3 Note Interest (sum i - k)	$	137,775.00

	m.	Class A-4 Monthly Interest	$	127,781.25
	n.	Additional Note Interest related to Class A-4 Monthly Interest	$	0.00
	o.	Interest Due on Additional Note Interest related to Class A-4 Monthly Interest	$	0.00

	p.	Total Class A-4 Note Interest (sum m - o)	$	127,781.25

28.	Priority Principal Distributable Amount		$	0.00

29.	Class B Noteholder Interest Amount
	a.	Class B Monthly Interest	$	28,166.67
	b.	Additional Note Interest related to Class B Monthly Interest	$	0.00
	c.	Interest Due on Additional Note Interest related to Class B Monthly Interest	$	0.00

	d.	Total Class B Note Interest (sum a - c)	$	28,166.67

30.	Secondary Principal Distributable Amount		$	0.00

31.	Class C Noteholder Interest Amount
	a.	Class C Monthly Interest	$	37,177.29
	b.	Additional Note Interest related to Class C Monthly Interest	$	0.00
	c.	Interest Due on Additional Note Interest related to Class C Monthly Interest	$	0.00

	d.	Total Class C Note Interest (sum a - c)	$	37,177.29

32.	Tertiary Principal Distributable Amount		$	1,188,087.90

33.	Class D Noteholder Interest Amount
	a.	Class D Monthly Interest	$	24,239.58
	b.	Additional Note Interest related to Class D Monthly Interest	$	0.00
	c.	Interest Due on Additional Note Interest related to Class D Monthly Interest	$	0.00

	d.	Total Class D Note Interest (sum a - c)	$	24,239.58

34.	Quaternary Principal Distributable Amount		$8,125,000.00
35.	Required Payment Amount (Ln 24 + Ln 26 + (sum of Ln 27 through Ln 34))		$10,144,997.27
36.	Reserve Account Deficiency		$0.00
37.	Regular Principal Distributable Amount		$6,718,979.20
38.	Remaining Unpaid Servicer Transition Expenses, if any		$0.00
39.	Additional Servicing Fees, if any		$0.00
40.	Remaining Unpaid Backup Servicer Indemnity Amounts, if any		$0.00

Collection Account Activity

41.	Deposits
	a.	Total Daily Deposits of Finance Charge Collections	$3,665,250.40
	b.	Total Daily Deposits of Principal Collections	$15,979,420.18
	c.	Withdrawal from Reserve Account	$0.00
	d.	Interest Income	$616.94

	e.	Total Deposits to Collection Account (sum a - d)	$19,645,287.52

42.	Withdrawals
	a.	Servicing Fee and Unreimbursed Servicer Advances	$386,840.13
	b.	Backup Servicing Fee and Unreimbursed Backup Servicer Advances	$2,901.30
	c.	Deposit to Note Payment Account for Monthly Note Interest/Principal	$16,474,235.04
	d.	Deposit to Reserve Account	$0.00
	e.	Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$2,781,311.05

	f.	Total Withdrawals from Collection Account (sum a - e)	$19,645,287.52

Note Payment Account Activity

43.	Deposits
	a.	Class A-1 Interest Distribution	$0.00
	b.	Class A-2 Interest Distribution	$87,028.15
	c.	Class A-3 Interest Distribution	$137,775.00
	d.	Class A-4 Interest Distribution	$127,781.25
	e.	Class B Interest Distribution	$28,166.67
	f.	Class C Interest Distribution	$37,177.29
	g.	Class D Interest Distribution	$24,239.58

	h.	Class A-1 Principal Distribution	$0.00
	i.	Class A-2 Principal Distribution	$16,032,067.10
	j.	Class A-3 Principal Distribution	$0.00
	k.	Class A-4 Principal Distribution	$0.00
	l.	Class B Principal Distribution	$0.00
	m.	Class C Principal Distribution	$0.00
	n.	Class D Principal Distribution	$0.00

	o.	Total Deposits to Note Payment Account (sum a - n)	$16,474,235.04

44.	Withdrawals
	a.	Class A-1 Distribution	$0.00
	b.	Class A-2 Distribution	$16,119,095.25
	c.	Class A-3 Distribution	$137,775.00
	d.	Class A-4 Distribution	$127,781.25
	e.	Class B Distribution	$28,166.67
	f.	Class C Distribution	$37,177.29
	g.	Class D Distribution	$24,239.58

	h.	Total Withdrawals from Note Payment Account (sum a - g)	$16,474,235.04

Certificate Payment Account Activity

45.	Deposits
	a.	Excess Collections	$2,781,311.05
	b.	Reserve Account surplus (Ln 55)	$57.14

	c.	Total Deposits to Certificate Payment Account (sum a - b)	$2,781,368.19

46.	Withdrawals
	a.	Certificateholder Distribution	$2,781,368.19

	b.	Total Withdrawals from Certificate Payment Account	$2,781,368.19

Required Reserve Account Amount

47.	Lesser of: (a or b)
	a. $1,625,000.00		$	1,625,000.00
	b. Note Balance		$	441,212,967.55

48.	Required Reserve Account Amount		$	1,625,000.00

Reserve Account Reconciliation

49.	Beginning Balance (as of end of preceding Distribution Date)		$	1,625,000.00
50.	Investment Earnings		$	57.14
51.	Reserve Account Draw Amount		$	0.00

52.	Reserve Account Amount (Ln 49 + Ln 50 - Ln 51)		$	1,625,057.14
53.	Deposit from Available Funds (Ln 42d)		$	0.00
54.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a. the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and		$	0.00
	b. any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee		$	0.00
55.	Payment to Certificateholder if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 54 exist		$	57.14

56.	Ending Balance (Ln52 + Ln53 - Ln54 - Ln55)		$	1,625,000.00
57.	Reserve Account Deficiency (Ln48 - Ln56)		$	0.00

Instructions to the Trustee

58.	Amount to be deposited from the Reserve Account into the Collection Account		$	0.00
59.	Amount to be paid to Servicer from the Collection Account		$	386,840.13
60.	Amount to be paid to Backup Servicer from the Collection Account		$	2,901.30
61.	Amount to be deposited from the Collection Account into the Note Payment Account		$	16,474,235.04
62.	Amount to be deposited from the Collection Account into the Certificate Payment Account		$	2,781,311.05
63.	Amount to be deposited from the Collection Account into the Reserve Account		$	0.00
64.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds
	Required Reserve Account Amount, into
	a. the Note Payment Account for any unfunded Regular Principal Distributable Amount		$	0.00
	b. the Certificate Payment Account for payment to the Certificateholder, if no unfunded Regular Principal distributable amount exists		$	57.14
65.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account		$	0.00
66.	Amount to be paid to Class A-2 Noteholders from the Note Payment Account		$	16,119,095.25
67.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account		$	137,775.00
68.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account		$	127,781.25
69.	Amount to be paid to Class B Noteholders from the Note Payment Account		$	28,166.67
70.	Amount to be paid to Class C Noteholders from the Note Payment Account		$	37,177.29
71.	Amount to be paid to Class D Noteholders from the Note Payment Account		$	24,239.58
72.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess
	Collections and Reserve Account surplus		$	2,781,368.19

Net Loss and Delinquency Activity

73.	Net Losses with respect to preceding Collection Period		$	296,471.36
74.	Cumulative Net Losses		$	2,409,372.45
75.	Cumulative Net Loss Percentage			0.3707%

76.	Delinquency Analysis	Number of Loans		Principal Balance

	a. 31 to 60 days past due	658	$	7,153,301.53
	b. 61 to 90 days past due	233	$	2,234,758.62
	c. 91 or more days past due	100	$	871,486.24

	d. Total Past Due (sum a-c)	991		10,259,546.39

Servicer Covenant

77.	CarMax, Inc Consolidated Tangible Net Worth as of the end of the Related Fiscal Quarter	$	2,420,345,000.00
78.	Is CarMax, Inc Consolidated Tangible Net Worth greater than $1,000,000,000?		Yes

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on October 10, 2011.

CARMAX BUSINESS SERVICES, LLC
As Servicer

By:	/s/ Keith D. Browning

Name:	Keith D. Browning

Title:	Executive Vice President